Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 21, 2024	Mar. 08, 2024	Jan. 07, 2024	Feb. 05, 2024	Jan. 25, 2024
Subsequent Events [Line Items]
Total service charge	$ 400,000
First installment service charge	125,000
Remaining balance amount	$ 275,000
GE Vernova [Member]
Subsequent Events [Line Items]
Interest percentage					50.00%
Maximum [Member]
Subsequent Events [Line Items]
Aggregate Transaction Proceeds				$ 85,000,000
Minimum [Member]
Subsequent Events [Line Items]
Aggregate Transaction Proceeds				$ 50,000,000
Class A Common Stock [Member]
Subsequent Events [Line Items]
Conversion shares (in Shares)			1,176,471
Selling shares (in Shares)		588,235
Aggregate purchase price		$ 5,000,000
Additional shares (in Shares)		840,336